Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Net revenue		$ 17,302,744	$ 17,631,489	$ 14,748,551
Cost of revenue		(12,238,334)	(12,647,287)	(10,825,943)
Gross profit		5,064,410	4,984,202	3,922,608
Operating expenses:
Selling expenses		(2,216,650)	(1,695,217)	(1,039,882)
General and administrative expenses		(4,606,701)	(4,601,637)	(4,134,394)
Research and development expenses		(1,699,630)	(654,039)	(594,521)
Total operating expenses		(8,522,981)	(6,950,893)	(5,768,797)
Loss from operations		(3,458,571)	(1,966,691)	(1,846,189)
Other (loss)/ income:
Foreign currency exchange (loss)/income, net		(419,431)	67,395	425,308
Financial and interest (loss)/income, net		(21,962)	10,538	67,636
Government subsidy			207,257	7,255
Other non-operating income/(expenses), net		55,968	534	(35,509)
Total other (loss)/ income		(385,425)	285,724	464,690
Loss before income tax expense		(3,843,996)	(1,680,967)	(1,381,499)
Income tax (expenses)/benefit		(961,565)	270,502	86,336
Net loss		(4,805,561)	(1,410,465)	(1,295,163)
Other comprehensive income /(loss)
Foreign currency translation adjustment		430,117	(161,106)	(523,250)
Total comprehensive loss		$ (4,375,444)	$ (1,571,571)	$ (1,818,413)
Loss per share
Basic (in Dollars per share)	[1]	$ (1.94)	$ (1.22)	$ (1.26)
Diluted (in Dollars per share)	[1]	$ (1.94)	$ (1.22)	$ (1.26)
Weighted average number of ordinary shares
Basic (in Shares)	[1]	2,480,584	1,158,125	1,028,852
Diluted (in Shares)	[1]	2,480,584	1,158,125	1,028,852

[1]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14). The EPS amounts pertain to each class of common stock are the same.